UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

Western Asset Income Fund

(Exact Name of Registrant as Specified In Its Charter)

385 East Colorado Boulevard

Pasadena, CA 91101

Address of Principal Executive Offices:

Charles A. Ruys de Perez

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	1

Western Asset Income Fund

September 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 94.5%
Corporate Bonds and Notes — 70.6%
Aerospace and Defense — 0.2%
L-3 Communications Corp.	7.625%	6/15/12	$275,000	$270,875

Airlines — 0.6%
Continental Airlines Inc.	6.545%	2/2/19	163,905	139,319
Continental Airlines Inc.	7.256%	3/15/20	185,435	165,501
Delta Air Lines Inc.	7.111%	9/18/11	400,000	369,000

				673,820

Automobiles — 4.2%
Ford Motor Co.	7.450%	7/16/31	8,050,000	3,461,500	A
General Motors Corp.	8.250%	7/15/23	3,450,000	1,354,125	A

				4,815,625

Beverages — 0.2%
Dr Pepper Snapple Group Inc. Senior Notes	6.820%	5/1/18	240,000	231,662	B

Building Products — 0.6%
American Standard Inc.	8.250%	6/1/09	500,000	507,998
Nortek Inc.	8.500%	9/1/14	225,000	128,250

				636,248

Capital Markets — 3.5%
BankAmerica Capital III	3.361%	1/15/27	215,000	159,896	A,C
Goldman Sachs Capital II	5.793%	12/29/49	920,000	404,165	D
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	1,745,000	175	D,E
Lehman Brothers Holdings Inc.	5.750%	5/17/13	350,000	43,750	E
Lehman Brothers Holdings Inc.	6.500%	7/19/17	110,000	138	E
Merrill Lynch and Co. Inc.	6.050%	8/15/12	400,000	375,053
Merrill Lynch and Co. Inc.	5.700%	5/2/17	1,000,000	818,515
Merrill Lynch and Co. Inc.	6.400%	8/28/17	300,000	259,476
Merrill Lynch and Co. Inc.	6.110%	1/29/37	320,000	222,149
Morgan Stanley	5.050%	1/21/11	780,000	561,651
Morgan Stanley	4.750%	4/1/14	60,000	31,806
Morgan Stanley	6.625%	4/1/18	100,000	66,179
The Bear Stearns Cos. Inc.	5.550%	1/22/17	720,000	618,293	A
The Goldman Sachs Group Inc.	6.345%	2/15/34	555,000	364,674	A

				3,925,920

Chemicals — 0.7%
The Dow Chemical Co.	7.375%	11/1/29	800,000	775,454

Commercial Banks — 3.8%
Comerica Capital Trust II	6.576%	2/20/37	360,000	165,376	D
Rabobank Capital Funding Trust II	5.260%	12/31/49	115,000	106,458	B,D
Rabobank Capital Funding Trust III	5.254%	12/31/16	1,145,000	986,926	B,D
RBS Capital Trust III	5.512%	9/29/49	1,460,000	1,179,743	D
SunTrust Capital VIII	6.100%	12/15/36	560,000	345,122	D
Wachovia Bank NA	7.800%	8/18/10	650,000	541,351
Wachovia Capital Trust III	5.800%	3/15/42	410,000	172,200	D

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Commercial Banks — Continued
Wells Fargo Capital X	5.950%	12/15/36	$450,000	$370,952	D
Wells Fargo Capital XIII	7.700%	12/29/49	500,000	436,005	D

				4,304,133

Commercial Services and Supplies — 0.3%
Waste Management Inc.	7.375%	5/15/29	415,000	392,951

Communications Equipment — 0.1%
Motorola Inc.	7.625%	11/15/10	56,000	56,579

Consumer Finance — 2.6%
American Express Co.	6.800%	9/1/66	1,120,000	957,359	D
Capital One Financial Corp.	6.750%	9/15/17	230,000	202,469
GMAC LLC	8.000%	11/1/31	1,610,000	607,416
Nelnet Inc.	7.400%	9/29/36	460,000	310,670	D
SLM Corp.	5.000%	10/1/13	810,000	502,200
SLM Corp.	5.050%	11/14/14	130,000	79,300
SLM Corp.	8.450%	6/15/18	230,000	156,400
SLM Corp.	5.625%	8/1/33	180,000	90,000

				2,905,814

Containers and Packaging — 0.2%
Graphic Packaging International Corp.	9.500%	8/15/13	200,000	181,000	A

Diversified Financial Services — 8.9%
AGFC Capital Trust I	6.000%	1/15/67	300,000	80,582	B,D
AIG SunAmerica Global Financing VI	6.300%	5/10/11	1,880,000	1,523,432	B
BAC Capital Trust XIV	5.630%	12/31/49	585,000	302,726	D
Bank of America Corp.	8.000%	12/29/49	150,000	118,780	D
Beaver Valley II Funding	9.000%	6/1/17	272,000	290,787
Capital One Bank	6.500%	6/13/13	330,000	281,052
Capmark Financial Group Inc.	5.875%	5/10/12	350,000	174,473	F
Chase Capital II	3.301%	2/1/27	725,000	572,375	C
Citigroup Capital XXI	8.300%	12/21/57	320,000	238,420	D
Citigroup Inc.	6.125%	8/25/36	550,000	357,256
Citigroup Inc.	8.400%	4/29/49	200,000	136,132	D
General Electric Capital Corp.	6.375%	11/15/67	600,000	485,503	D
Glen Meadow Pass-Through Certificates	6.505%	2/12/67	310,000	243,350	B,D
HSBC Finance Capital Trust IX	5.911%	11/30/35	1,350,000	1,014,020	D
HSBC Finance Corp.	5.700%	6/1/11	1,380,000	1,373,391
ILFC E-Capital Trust II	6.250%	12/21/65	790,000	236,095	B,D
Kaupthing Bank Hf	7.625%	2/28/15	620,000	580,320	B,G,H
Liberty Media LLC	8.500%	7/15/29	130,000	91,865
Liberty Media LLC	8.250%	2/1/30	65,000	43,861
TNK-BP Finance SA	7.875%	3/13/18	100,000	70,000	B
UBS Preferred Funding Trust V	6.243%	5/12/49	1,120,000	863,005	D
ZFS Finance USA Trust II	6.450%	12/15/65	1,440,000	1,036,810	B,D

				10,114,235

Diversified Telecommunication Services — 1.6%
AT&T Corp.	8.000%	11/15/31	440,000	445,610
Embarq Corp.	7.082%	6/1/16	330,000	267,445
Qwest Corp.	6.875%	9/15/33	1,000,000	672,500

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Telecommunication Services — Continued
Verizon Global Funding Corp.	5.850%	9/15/35	$570,000	$445,700

				1,831,255

Electric Utilities — 5.2%
Commonwealth Edison Co.	5.800%	3/15/18	560,000	513,178
Exelon Corp.	6.750%	5/1/11	550,000	554,136
FirstEnergy Corp.	6.450%	11/15/11	60,000	60,286
FirstEnergy Corp.	7.375%	11/15/31	395,000	367,248
Pacific Gas and Electric Co.	6.050%	3/1/34	800,000	706,144
PNPP II Funding Corp.	9.120%	5/30/16	2,090,000	2,340,491	A
Sithe/Independence Funding Corp.	9.000%	12/30/13	1,345,881	1,356,756

				5,898,239

Energy Equipment and Services — 0.2%
EEB International Ltd.	8.750%	10/31/14	260,000	258,700	A,B

Food and Staples Retailing — 0.3%
Wal-Mart Stores Inc.	6.500%	8/15/37	380,000	356,540

Food Products — 0.2%
Tyson Foods Inc.	7.350%	4/1/16	340,000	280,500	F

Gas Utilities — 0.1%
Southern Natural Gas Co.	5.900%	4/1/17	170,000	150,449	B

Health Care Equipment and Supplies — 0.2%
Hospira Inc.	6.050%	3/30/17	290,000	276,499

Health Care Providers and Services — 5.6%
Aetna Inc.	6.500%	9/15/18	240,000	236,241
Cardinal Health Inc.	5.500%	6/15/13	210,000	200,930
Cardinal Health Inc.	5.800%	10/15/16	410,000	383,006
Coventry Health Care Inc.	5.950%	3/15/17	440,000	366,766
HCA Inc.	7.875%	2/1/11	250,000	241,250
HCA Inc.	6.300%	10/1/12	180,000	155,250
HCA Inc.	6.250%	2/15/13	930,000	776,550
HCA Inc.	5.750%	3/15/14	65,000	50,700
HCA Inc.	9.125%	11/15/14	400,000	389,000
HCA Inc.	9.250%	11/15/16	500,000	486,250
Humana Inc.	6.450%	6/1/16	220,000	201,802
Tenet Healthcare Corp.	6.375%	12/1/11	1,465,000	1,351,462
UnitedHealth Group Inc.	6.000%	11/15/17	520,000	475,837
Universal Health Services Inc.	7.125%	6/30/16	520,000	527,190
WellPoint Inc.	5.875%	6/15/17	540,000	499,851

				6,342,085

Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment Inc.	8.125%	5/15/11	250,000	147,500	A

Independent Power Producers and Energy Traders — 2.9%
Dynegy Holdings Inc.	6.875%	4/1/11	1,300,000	1,183,000
Dynegy Holdings Inc.	8.750%	2/15/12	735,000	694,575	A
TXU Corp.	5.550%	11/15/14	1,500,000	1,119,386

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
TXU Corp.	6.500%	11/15/24	$520,000	$331,176

				3,328,137

Insurance — 3.2%
Allstate Corp.	6.500%	5/15/57	480,000	301,115	A,D
American International Group Inc.	6.250%	3/15/37	80,000	12,818	D
ASIF Global Financing XIX	4.900%	1/17/13	30,000	24,632	B
Everest Reinsurance Holdings Inc.	6.600%	5/15/37	260,000	151,961	D
Hartford Financial Services Group Inc.	8.125%	6/15/68	325,000	276,810	A,D
Liberty Mutual Group	5.750%	3/15/14	270,000	241,187	B
Liberty Mutual Group	7.800%	3/15/37	300,000	181,196	B
MetLife Inc.	6.400%	12/15/36	1,160,000	723,186	D
Prudential Financial Inc.	8.875%	6/15/38	340,000	320,004	D
The Chubb Corp.	6.375%	3/29/67	320,000	244,024	D
The Travelers Cos. Inc.	6.250%	3/15/37	620,000	476,863	D
The Travelers Cos. Inc.	6.250%	6/15/37	280,000	242,742
Willis North America Inc.	5.125%	7/15/10	280,000	277,160
Willis North America Inc.	5.625%	7/15/15	230,000	210,192

				3,683,890

IT Services — 0.9%
Electronic Data Systems Corp.	7.125%	10/15/09	600,000	609,671
Electronic Data Systems Corp.	7.450%	10/15/29	420,000	431,272

				1,040,943

Leisure Equipment and Products — 0.3%
Hasbro Inc.	6.300%	9/15/17	320,000	308,766	F

Media — 2.5%
Clear Channel Communications Inc.	5.500%	9/15/14	365,000	113,150
Comcast Cable Holdings LLC	9.800%	2/1/12	375,000	410,025
Comcast Corp.	6.450%	3/15/37	120,000	96,788
Comcast Corp.	6.950%	8/15/37	160,000	136,472
Comcast Corp.	6.400%	5/15/38	260,000	207,987
News America Inc.	6.550%	3/15/33	545,000	488,461
TCI Communications Inc.	8.750%	8/1/15	160,000	169,923
Time Warner Entertainment Co. LP	8.375%	7/15/33	530,000	503,848
Time Warner Inc.	9.125%	1/15/13	240,000	251,998
Time Warner Inc.	7.700%	5/1/32	595,000	519,875

				2,898,527

Metals and Mining — 2.4%
Barrick Gold Finance Co.	6.125%	9/15/13	300,000	294,824
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,730,000	1,704,050
GTL Trade Finance Inc.	7.250%	10/20/17	737,000	706,628	B

				2,705,502

Multi-Utilities — 1.2%
Centerpoint Energy Inc.	6.850%	6/1/15	1,150,000	1,069,960
DTE Energy Co.	6.350%	6/1/16	260,000	242,422

				1,312,382

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multiline Retail — 0.9%
Federated Retail Holdings Inc.	5.350%	3/15/12	$270,000	$248,640
Macy’s Retail Holdings Inc.	5.875%	1/15/13	330,000	299,056
May Department Stores Co.	5.750%	7/15/14	400,000	347,072
May Department Stores Co.	6.650%	7/15/24	180,000	141,930

				1,036,698

Oil, Gas and Consumable Fuels — 9.3%
Apache Corp.	6.000%	1/15/37	230,000	194,402
DCP Midstream LLC	6.750%	9/15/37	420,000	349,066	B
Devon Financing Corp. ULC	7.875%	9/30/31	350,000	355,413
Duke Capital LLC	6.250%	2/15/13	800,000	794,355	A
El Paso Corp.	7.800%	8/1/31	2,000,000	1,685,034
EOG Resources Inc.	5.875%	9/15/17	540,000	507,756
Hess Corp.	7.875%	10/1/29	1,450,000	1,417,314
Kerr-McGee Corp.	6.950%	7/1/24	300,000	283,588
Kinder Morgan Energy Partners LP	7.125%	3/15/12	530,000	535,860
Peabody Energy Corp.	6.875%	3/15/13	285,000	275,025
Pemex Project Funding Master Trust	6.625%	6/15/35	2,635,000	2,413,107	A
The Williams Cos. Inc.	7.500%	1/15/31	102,000	92,818
The Williams Cos. Inc.	8.750%	3/15/32	1,250,000	1,281,700
XTO Energy Inc.	6.100%	4/1/36	440,000	364,325

				10,549,763

Paper and Forest Products — 0.7%
Georgia-Pacific Corp.	9.500%	12/1/11	325,000	321,750
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	201,875
Weyerhaeuser Co.	6.750%	3/15/12	235,000	232,259

				755,884

Pharmaceuticals — 0.1%
Wyeth	5.950%	4/1/37	170,000	153,284

Real Estate Investment Trusts (REITs) — 0.4%
Health Care REIT Inc.	5.875%	5/15/15	130,000	114,427
iStar Financial Inc.	5.950%	10/15/13	590,000	306,800

				421,227

Real Estate Management and Development — 0.2%
Forest City Enterprises Inc.	7.625%	6/1/15	225,000	180,000

Thrifts and Mortgage Finance — 3.5%
BB&T Capital Trust II	6.750%	6/7/36	640,000	459,946
Countrywide Financial Corp.	5.800%	6/7/12	950,000	802,522
Countrywide Financial Corp.	6.250%	5/15/16	500,000	355,961	A
Residential Capital LLC	8.500%	5/15/10	3,536,000	1,944,800	A,B
Residential Capital LLC	9.625%	5/15/15	1,416,000	339,840	B
Washington Mutual Inc.	7.250%	11/1/17	620,000	102,300	A,E

				4,005,369

Tobacco — 1.2%
Reynolds American Inc.	7.250%	6/1/12	1,360,000	1,396,362

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — 1.5%
New Cingular Wireless Services Inc.	8.750%	3/1/31	$475,000	$525,189
Nextel Communications Inc.	5.950%	3/15/14	88,000	58,960
Nextel Communications Inc.	7.375%	8/1/15	285,000	188,100
Sprint Capital Corp.	6.900%	5/1/19	330,000	255,750
Sprint Capital Corp.	8.750%	3/15/32	940,000	733,200

				1,761,199

Total Corporate Bonds and Notes (Cost — $102,181,847)				80,364,016

Mortgage-Backed Securities — 0.7%
Variable Rate SecuritiesI — 0.7%
Thornburg Mortgage Securities Trust 2007-4 2A1	6.217%	9/25/37	469,656	401,455
Thornburg Mortgage Securities Trust 2007-4 3A1	6.214%	9/25/37	449,678	377,079

Total Mortgage-Backed Securities (Cost — $911,062)				778,534

U.S. Government Agency Mortgage-Backed Securities — N.M.
Fixed Rate Securities — N.M.
Freddie Mac	10.250%	5/1/09	497	512

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $484)				512

Yankee BondsJ — 23.0%
Aerospace and Defense — 0.3%
Systems 2001 Asset Trust	6.664%	9/15/13	352,531	368,370	B

Commercial Banks — 9.8%
AES El Salvador Trust	6.750%	2/1/16	750,000	625,175	B
ATF Capital BV	9.250%	2/21/14	810,000	599,400	A,B
Banco Mercantil del Norte SA	6.135%	10/13/16	750,000	715,015	B,D
Barclays Bank PLC	7.434%	9/29/49	910,000	741,027	B,D
Barclays Bank PLC	7.700%	12/31/49	300,000	263,631	B,D
Glitnir Banki Hf	6.330%	7/28/11	400,000	316,416	B,H
Glitnir Banki Hf	6.693%	6/15/16	680,000	359,985	B,D,H
Glitnir Banki Hf	7.451%	12/14/49	210,000	108,034	B,D,H
HBOS Capital Funding LP	6.071%	6/30/49	560,000	362,087	B,D
HSBK Europe BV	7.250%	5/3/17	490,000	294,000	B
ICICI Bank Ltd.	6.375%	4/30/22	100,000	75,927	B,D
ICICI Bank Ltd.	6.375%	4/30/22	200,000	138,046	B,D
Kaupthing Bank Hf	5.750%	10/4/11	480,000	381,538	B,H
Kaupthing Bank Hf	7.125%	5/19/16	1,250,000	761,107	B,H
Landsbanki Islands Hf	7.431%	12/31/49	730,000	403,482	B,D,H
Mizuho Financial Group	5.790%	4/15/14	1,100,000	1,109,599	B
Natixis	10.000%	4/29/49	460,000	443,900	B,D
Resona Preferred Global Securities	7.191%	12/29/49	1,095,000	812,918	B,D
Royal Bank of Scotland Group PLC	7.640%	3/31/49	100,000	74,502	D
RSHB Capital SA	7.175%	5/16/13	970,000	822,269	B
RSHB Capital SA	7.125%	1/14/14	370,000	306,175	B
RSHB Capital SA	6.299%	5/15/17	380,000	271,282	B
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	1,210,000	507,363	B,D
Sumitomo Mitsui Banking Corp.	5.625%	12/31/49	270,000	215,697	B,D

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
TuranAlem Finance BV	8.250%	1/22/37	$740,000	$414,400	B

				11,122,975

Consumer Finance — 0.6%
Aiful Corp.	6.000%	12/12/11	865,000	673,169	B

Diversified Financial Services — 1.4%
Lukoil International Finance BV	6.356%	6/7/17	310,000	235,600	B
Petroplus Finance Ltd.	7.000%	5/1/17	600,000	498,000	B
SMFG Preferred Capital	6.078%	1/29/49	380,000	271,339	B,D
TNK-BP Finance SA	7.500%	7/18/16	360,000	252,000	B
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	372,220

				1,629,159

Diversified Telecommunication Services — 2.6%
British Telecommunications PLC	9.125%	12/15/30	330,000	329,203	F
Deutsche Telekom International Finance BV	5.750%	3/23/16	160,000	142,725
Deutsche Telekom International Finance BV	8.750%	6/15/30	580,000	560,895	F
Koninklijke (Royal) KPN NV	8.375%	10/1/30	240,000	257,097
Telecom Italia Capital	7.200%	7/18/36	760,000	599,001
Telecom Italia Capital	7.721%	6/4/38	390,000	323,240
Telefonica Emisiones S.A.U.	7.045%	6/20/36	600,000	542,670
VIP Finance Ireland Ltd	8.375%	4/30/13	250,000	198,767	B

				2,953,598

Electric Utilities — 0.7%
Enersis SA	7.375%	1/15/14	317,000	320,098
Enersis SA/Cayman Island	7.400%	12/1/16	452,000	456,751

				776,849

Food and Staples Retailing — 0.2%
Delhaize Group	6.500%	6/15/17	290,000	274,676

Foreign Governments — 1.0%
Quebec Province	7.970%	7/22/36	650,000	895,135
Russian Federation	7.500%	3/31/30	53,190	54,453	B
United Mexican States	6.750%	9/27/34	235,000	236,175

				1,185,763

Gas Utilities — 0.2%
Intergas Finance BV	6.375%	5/14/17	270,000	194,400	B

Industrial Conglomerates — 1.3%
Tyco International Group SA	6.375%	10/15/11	1,450,000	1,461,803

Insurance — 0.5%
Axa	8.600%	12/15/30	550,000	534,123

Media — 0.2%
Rogers Cable Inc.	6.250%	6/15/13	250,000	250,012

Metals and Mining — 1.1%
Evraz Group SA	8.875%	4/24/13	260,000	197,600	B

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Metals and Mining — Continued
Vale Overseas Ltd.	6.875%	11/21/36	$1,148,000		$1,021,843

					1,219,443

Oil, Gas and Consumable Fuels — 2.4%
Anadarko Finance Co.	7.500%	5/1/31	1,355,000		1,242,517
Gazprom	9.625%	3/1/13	20,000		19,500	B
Gazprom	9.625%	3/1/13	50,000		50,146	B
Gazprom	6.212%	11/22/16	450,000		355,842	B
Gazprom	6.510%	3/7/22	400,000		288,000	B
Petrobras International Finance Co.	5.875%	3/1/18	879,000		798,907

					2,754,912

Wireless Telecommunication Services — 0.7%
America Movil SA de CV	5.625%	11/15/17	520,000		487,159
Rogers Wireless Inc.	6.375%	3/1/14	300,000		286,915

					774,074

Total Yankee Bonds (Cost — $32,200,291)					26,173,326

Preferred Stocks — 0.2%
Fannie Mae	8.250%		11,700	shs	25,506	A,D
Freddie Mac	8.375%		96,825		157,825	A,D

Total Preferred Stocks (Cost — $1,463,444)					183,331

Total Long-Term Securities (Cost — $136,757,128)					107,499,719

Investment of Collateral From Securities Lending — 10.3%
State Street Navigator Securities Lending Prime Portfolio			11,759,995		11,759,995

Total Investment of Collateral From Securities Lending (Cost — $11,759,995)					11,759,995

Short-Term Securities — 3.3%
Repurchase Agreements — 3.3%
Goldman Sachs & Co. 1.00%, dated 9/30/08, to be repurchased at $3,810,106 on 10/1/08 (Collateral: $3,015,000 Tennessee Valley Authority bond, 7.125%, due 5/1/30, value $3,889,350)			$3,810,000		3,810,000

Total Short-Term Securities (Cost — $3,810,000)					3,810,000

Total Investments — 108.1% (Cost — $152,327,123)K					123,069,714
Obligation to Return Collateral For Securities Loaned — (10.3)%					(11,759,995)
Other Assets Less Liabilities — 2.2%					2,513,756

Net Assets — 100.0%					$113,823,475

Net Asset Value Per Share:					$12.12

N.M. Not Meaningful.

A	All or a portion of this security is on loan.
B

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 21.09% of net assets.

C

Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”) or the one-year Treasury Bill Rate. The coupon rates are the rates as of September 30, 2008.

D

Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

E	Bond is in default as of September 30, 2008.
F	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H	Bond is in default subsequent to September 30, 2008.
I	The coupon rates shown on variable rate securities are the rates at September 30, 2008. These rates vary with the weighted average coupon of the underlying loans.
J	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
K

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$832,011
Gross unrealized depreciation	(30,089,420)

Net unrealized depreciation	$(29,257,409)

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$123,069,714	$183,331	$122,886,383	—

Total	$123,069,714	$183,331	$122,886,383	—

Securities Lending:

The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At September 30, 2008, the market value of the securities on loan to broker-dealers was $11,506,620, for which the Fund received collateral of $11,759,995 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s Portfolio of Investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Income Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date:	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Income Fund
Date:	November 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Income Fund
Date:	November 19, 2008